Expense Example {- FundsManager 60% Portfolio} - 02.28 VIP FundsManager Funds Investor Combo PRO-12 - FundsManager 60% Portfolio - VIP FundsManager 60% Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 77
3 years	249
5 years	438
10 years	$ 984